Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Lease expense	$ 2,063	$ 1,695	$ 1,874
Operating lease, cost	1,851	1,505	1,578
Short-term lease, cost	$ 212	$ 190	$ 296